June 16, 2003

                                 OAK VALUE TRUST

               Supplement to the Prospectus dated November 1, 2002


     Effective July 1, 2003, Ultimus Fund Solutions, LLC will assume the duties as Administrator, Fund Accounting Agent and Transfer Agent for the Oak Value Fund (the "Fund") from BISYS Fund Services, Inc.

     PRIOR TO JUNE 30, 2003, shareholders should direct purchase orders, redemption requests and other correspondence to the following address:

                          The Oak Value Fund
                          c/o BISYS Fund Services, Inc.
                          P.O. Box 182287
                          Columbus, Ohio 43218-2287

     BEGINNING JUNE 30, 2003, purchase orders, redemption requests and other correspondence should be mailed to the Fund at the following address:

                          The Oak Value Fund
                          P.O. Box 46707
                          Cincinnati, Ohio 45246-0707

     When purchasing shares of the Fund by wire transfer from your bank or other financial institution, please use the following wiring instructions, effective July 1, 2003:

                          US Bank, N.A.
                          ABA# 042 000 013
                          Attention: Oak Value Trust
                          Credit Account: #130100788616
                          Account Name: [Insert your account registration here] For Account # [Insert your Fund account number here]

     The  Fund's   toll-free   number   will  not   change.   Continue  to  call
1-800-622-2474 for information or assistance.